Other non-current liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Schedule of other non current liabilities

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	137,326
Asset retirement obligations	3,773	3,820
Others	8,889	8,817
Total	141,763	149,963

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deposits received from franchisees	107,034	129,101
Deferred rent	204,056	—
Asset retirement obligations (Note 2(t))	3,597	3,773
Others	2,920	8,889
Total	317,607	141,763